Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 8,393	$ 1,182	¥ 7,148	¥ 3,102
Issuance of subsidiary shares	351	49	1,208	4,722
Accretion of redeemable noncontrolling interests	721	102	593	391
Disposal of subsidiaries' shares	0	0	(556)
Reclassification of ordinary shares from mezzanine equity to ordinary shares	0	0	0	(153)
Repurchase of redeemable noncontrolling interests	0	0	0	(914)
Balance as of December 31	¥ 9,465	$ 1,333	¥ 8,393	¥ 7,148